MASTERWORKS(R) FUNDS INC.
                        Supplement dated October 21, 1996
                         Prospectus dated June 28, 1996

           Asset Allocation, Bond Index, Growth Stock, S&P 500 Stock, Short-Intermediate Term and U.S. Treasury Allocation Funds

     The above-identified Prospectus is hereby supplemented by adding the following:

                                CO-ADMINISTRATORS

                  The Company's Board of Directors has adopted a new administrative services arrangement which supersedes the current arrangement with Stephens as the sole administrator of the Funds. The new administrative services arrangement will not increase the level of fees payable by each Fund. Under the new arrangement, Barclays Global Investors, N.A. ("BGI") and Stephens have agreed jointly to provide the Funds the general administrative services currently provided by Stephens alone and to provide certain other services to the Funds, such as managing and coordinating third-party service relationships. Under the new arrangement, BGI and Stephens are entitled to receive for these services a combined fee (expressed as a percentage of average daily net assets) from each Fund as follows: 0.40% for the Asset Allocation and U.S. Treasury Allocation Funds; 0.18% for the Growth Stock and Short-Intermediate Term Funds; and 0.15% for the Bond Index and S&P 500 Stock Funds. This fee is an "all-in" or "semi-unified" fee and BGI and Stephens, in consideration thereof, have agreed to bear all of the Funds' ordinary operating expenses, excluding, generally, advisory fees and costs related to securities transactions. BGI and Stephens may delegate certain of their administrative duties to sub-administrators.

                                    CUSTODIAN

                  The Company's Board of Directors has adopted new custody agreements pursuant to which IBT has replaced BGI as custodian to each Fund and its corresponding Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from BGI for its services as Sub-Administrator of the Funds.

                                 CHANGE OF NAME

                  The Funds' former Custodian and new Co-Administrator has changed its name from BZW Barclays Global Investors, N.A. to "Barclays Global Investors, N.A." In addition, the Investment Adviser to the corresponding Master Portfolios of the Company's Funds has changed its name from BZW Barclays Global Fund Advisors to "Barclays Global Fund Advisors."

      The Summary of Expenses  tables are hereby  replaced  with the following:

                               SUMMARY OF EXPENSES
                         Annual Fund Operating Expenses
                     (as a percentage of average net assets)


                                         Asset
                                      Allocation     Bond Index     Growth Stock
                                         Fund            Fund          Fund
Management Fees (After Waivers and
Reimbursements)1..........................0.35%...........0.08%.........0.58%
Co-Administration Fees....................0.40%...........0.15%.........0.18%
TOTAL FUND OPERATING EXPENSES
(After Waivers and Reimbursements)2.......0.75%...........0.23%.........0.76%


                                                       Short-          U.S.
                                        S&P 500     Intermediate    Government
                                         Stock          Term        Allocation
                                          Fund          Fund           Fund


Management Fees  ........................0.05%..........0.45%..........0.30%
Co-Administration Fees...................0.15%..........0.18%..........0.40%

TOTAL FUND OPERATING EXPENSES ...........0.20%..........0.63%..........0.70%


1 Before waivers and reimbursements Management Fees would be 0.60% for the
  Growth Stock Fund.
2 Before waivers and reimbursements Total Fund Operating Expenses would be 0.78% for the Growth Stock Fund.

                            MASTERWORKS(R) FUNDS INC.
                        Supplement dated October 21, 1996
                       to Prospectuses dated June 28, 1996
                                Money Market Fund

         The Fund's Prospectus is hereby supplemented by adding the following:

                                CO-ADMINISTRATORS
                  The Company's Board of Directors has adopted a new administrative services arrangement which supersedes the current arrangement with Stephens as the sole administrator of the Fund. The new administrative services arrangement will not increase the level of fees payable by the Fund. Under the new arrangement, Barclays Global Investors, N.A. ("BGI") and Stephens have agreed jointly to provide the Fund the general administrative services currently provided by Stephens alone and to provide certain other services to the Fund, such as managing and coordinating third-party service relationships. Under the new arrangement, BGI and Stephens are entitled to receive for these services a combined fee of 0.10% of the Fund's average daily net assets. This fee is an "all-in" or "semi-unified" fee and BGI and Stephens, in consideration thereof, have agreed to bear all of the Fund's ordinary operating expenses, excluding, generally, advisory fees and costs related to securities transactions. BGI and Stephens may delegate certain of their administrative duties to sub-administrators

                                    CUSTODIAN
                  The Company's Board of Directors has adopted new custody agreements pursuant to which IBT has replaced BGI as the Fund's custodian. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from BGI for its services as the Fund's custodian.

                                 CHANGE OF NAME
                  The Fund's former Custodian and new Co-Administrator has changed its name from BZW Barclays Global Investors, N.A. to "Barclays Global Investors, N.A." In addition, the Investment Adviser to the Fund has changed its name from BZW Barclays Global Fund Advisors to "Barclays Global Fund Advisors."

          The Summary of Expenses table is hereby replaced with the following:




                               SUMMARY OF EXPENSES
                         Annual Fund Operating Expenses
                     (as a percentage of average net assets)


                                                          Money Market Fund
Management Fee...................................................0.35%
Co-Administration Fee............................................0.10%
TOTAL FUND OPERATING EXPENSES....................................0.45%



                            MASTERWORKS(R) FUNDS INC.
                        Supplement dated October 21, 1996
                        Prospectuses dated June 28, 1996
                  LifePath 2000, LifePath 2010, LifePath 2020,
                     LifePath 2030, and LifePath 2040 Funds

         The above-identified Prospectus is hereby supplemented by adding the following:

                                CO-ADMINISTRATORS
                  The Company's Board of Directors has adopted a new administrative services arrangement which supersedes the current arrangement with Stephens as the sole administrator of the Funds. The new administrative services arrangement will not increase the level of fees payable by each Fund. Under the new arrangement, Barclays Global Investors, N.A. ("BGI") and Stephens have agreed jointly to provide the Funds the general administrative services currently provided by Stephens alone and to provide certain other services to the Funds, such as managing and coordinating third-party service relationships. Under the new arrangement, BGI and Stephens are entitled to receive for these administrative services a combined fee (expressed as a percentage of average daily net assets) of 0.40% from each Fund. This fee is an "all-in" or "semi-unified" fee and BGI and Stephens, in consideration thereof, have agreed to bear all of the Funds' ordinary operating expenses, excluding, generally, advisory fees and costs related to securities transactions. BGI and Stephens may delegate certain of their administrative duties to sub-administrators.

                                    CUSTODIAN
                  The Company's Board of Directors has adopted new custody agreements pursuant to which IBT has replaced BGI as custodian to each Fund and its corresponding Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from BGI for its services as Sub-Administrator of the Funds.
                                 CHANGE OF NAME
                  The Funds' former Custodian and new Co-Administrator has changed its name from BZW Barclays Global Investors, N.A. to "Barclays Global Investors, N.A." In addition, the Investment Adviser to the corresponding Master Portfolios of the Company's Funds has changed its name from BZW Barclays Global Fund Advisors to "Barclays Global Fund Advisors."

                  The Summary of Expenses is hereby replaced with the following:



                               SUMMARY OF EXPENSES
                         Annual Fund Operating Expenses
                     (as a percentage of average net assets)





                                  LifePath    LifePath    LifePath   LifePath   LifePath
                                    2000       2010        2020       2030        2040
                                    Fund        Fund       Fund        Fund       Fund
Management Fees ....................0.55%.......0.55%......0.55%.......0.55%......0.55%
Co-Administration Fees..............0.40%.......0.40%......0.40%.......0.40%......0.40%
TOTAL FUND OPERATING EXPENSES.......0.95%.......0.95%......0.95%.......0.95%......0.95%


